Financial Risk Management - Cash Flow Interest Rate Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term loan and interest receivable from GTAC
Financial Risk Management
Carrying value of assets	$ 1,024,371	$ 948,549
Assets at fair value	1,031,497	953,423
Increase (Decrease) of Fair Value Over Carrying Value of assets	7,126	4,874
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	110,276	100,216
Open-Ended Fund
Financial Risk Management
Carrying value of assets	784,769	674,451
Assets at fair value	784,769	674,451
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	78,477
Publicly traded equity instruments
Financial Risk Management
Carrying value of assets	1,709,942	1,912,150
Assets at fair value	1,709,942	1,912,150
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	170,994
Derivative financial instruments
Financial Risk Management
Carrying value of assets	2,001,051	251,738
Assets at fair value	2,001,051	251,738
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	200,105
Senior Notes Due 2049
Financial Risk Management
Carrying value of liabilities	13,792,972	11,191,163
Liabilities at fair value	10,280,454	10,035,228
Notes due 2027
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,252,725	4,233,150
Long-term loans payable to Mexican banks
Financial Risk Management
Carrying value of liabilities	12,650,000	12,650,000
Liabilities at fair value	12,777,242	12,789,686
U.S. Dollar | 6.625% Senior Notes due 2025
Financial Risk Management
Carrying value of liabilities	4,579,474	3,715,634
Liabilities at fair value	4,577,917	3,762,228
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,557)	46,594
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	456,235	422,817
U.S. Dollar | 4.625% Senior Notes due 2026
Financial Risk Management
Carrying value of liabilities	4,328,669	3,512,139
Liabilities at fair value	4,254,172	3,465,533
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(74,497)	(46,606)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	350,920	299,947
U.S. Dollar | 8.50% Senior Notes due 2032
Financial Risk Management
Carrying value of liabilities	6,260,730	5,079,750
Liabilities at fair value	6,838,345	5,969,062
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	577,615	889,312
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,261,450	1,486,218
U.S. Dollar | 6.625% Senior Notes due 2040
Financial Risk Management
Carrying value of liabilities	12,521,460	10,159,500
Liabilities at fair value	11,389,770	10,701,611
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,131,690)	542,111
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	7,287	1,612,272
U.S. Dollar | 5% Senior Notes due 2045
Financial Risk Management
Carrying value of liabilities	16,499,319	13,387,004
Liabilities at fair value	11,969,101	11,542,810
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(4,530,218)	(1,844,194)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(3,333,308)	(689,913)
U.S. Dollar | 6.125% Senior Notes due 2046
Financial Risk Management
Carrying value of liabilities	18,355,876	14,893,353
Liabilities at fair value	15,480,061	14,913,906
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(2,875,815)	20,553
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(1,327,809)	1,511,944
U.S. Dollar | Senior Notes Due 2049
Financial Risk Management
Carrying value of liabilities	13,792,972	11,191,163
Liabilities at fair value	10,280,454	10,035,228
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(3,512,518)	(1,155,935)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(2,484,473)	(152,412)
Mexican Peso | Notes due 2027
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,252,725	4,233,150
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(247,275)	(266,850)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	177,998	156,465
Mexican Peso | 8.49% Senior Notes due 2037
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	3,186,405	4,026,060
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,313,595)	(473,940)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(994,955)	(71,334)
Mexican Peso | 7.25% Senior Notes due 2043
Financial Risk Management
Carrying value of liabilities	6,225,690	6,225,690
Liabilities at fair value	3,608,472	4,064,130
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(2,617,218)	(2,161,560)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(2,256,371)	(1,755,147)
Mexican Peso | Long-term loans payable to Mexican banks
Financial Risk Management
Carrying value of liabilities	12,650,000	12,650,000
Liabilities at fair value	12,777,242	12,789,686
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	127,242	139,686
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,404,966	1,418,655
Mexican Peso | Lease liabilities
Financial Risk Management
Carrying value of liabilities	5,386,639	7,291,550
Liabilities at fair value	5,454,171	7,334,492
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	67,532	42,942
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	$ 612,949	$ 776,391